Related parties (Schedule of Controlling Interests) (Details) - shares	Dec. 31, 2020	Jan. 16, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Number of shares issued	61,029,772		59,167,584
Percentage of voting equity interests acquired	100.00%	100.00%
James F. Park [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	8,307,416
Percentage of voting equity interests acquired	13.61%
Gerald O'Shaughnessy [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	6,538,220
Percentage of voting equity interests acquired	10.71%
Compass Group LLC [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	6,043,917
Percentage of voting equity interests acquired	9.90%
Renaissance Technologies LLC
Disclosure of classes of share capital [line items]
Number of shares issued	4,112,342
Percentage of voting equity interests acquired	6.74%
Other shareholders [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	36,027,877
Percentage of voting equity interests acquired	59.03%